Performance Management	Oct. 31, 2024
S000053878 [Member]
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
S000053879 [Member]
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)